             STANDARD AND POOR'S DEPOSITARY RECEIPTS(R) ("SPDR(R)")

                              SPDR TRUST, SERIES 1

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2009

"STANDARD & POOR'S(R)", "S&P(R)", "S&P 500(R)", "STANDARD & POOR'S 500(R)", "500", "STANDARD & POOR'S DEPOSITARY RECEIPTS(R)", "SPDR(R)" AND "SPDRS(R)" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. STATE STREET GLOBAL MARKETS, LLC IS PERMITTED TO USE THESE TRADEMARKS PURSUANT TO A "LICENSE AGREEMENT" WITH STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC., AND SPDR TRUST, SERIES 1, IS PERMITTED TO USE THESE TRADEMARKS PURSUANT TO A SUBLICENSE FROM STATE STREET GLOBAL MARKETS, LLC. SPDR TRUST, SERIES 1 IS NOT, HOWEVER, SPONSORED BY OR AFFILIATED WITH STANDARD & POOR'S OR THE MCGRAW-HILL COMPANIES, INC.

SPDR TRUST, SERIES 1
TRUST OVERVIEW

--------------------------------------------------------------------------------

OBJECTIVE:
The SPDR Trust Series 1 (the "Trust") is an exchange traded fund designed to generally correspond to the price and yield performance of the S&P 500(R) Index.

STRATEGY:
To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 500 securities of the S&P 500(R) Index are owned by the Trust in their approximate market capitalization weight. A replication management approach should result in low expected tracking error of the Trust relative to its benchmark.

PERFORMANCE OVERVIEW:
The Trust ended its fiscal year on September 30, 2009 with a 12-month total return of -6.90% on net asset value as compared to the S&P 500(R) Index return of -6.91%.

The Trust's performance reflects the operating expenses of the Trust, including brokerage and Trustee fees. The S&P 500(R) Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------


COMMON STOCKS                   SHARES         VALUE
---------------------------------------------------------
3M Co. ....................    5,356,968  $   395,344,238
Abbott Laboratories........   11,859,199      586,674,575
Abercrombie & Fitch Co.
  (Class A)................      675,018       22,194,592
Adobe Systems, Inc. *......    4,032,720      133,241,069
Advanced Micro Devices,
  Inc. *...................    4,319,581       24,448,828
AES Corp. *................    5,117,274       75,838,001
Aetna, Inc. ...............    3,348,761       93,196,019
Affiliated Computer
  Services, Inc. (Class
  A) *.....................      752,305       40,752,362
AFLAC, Inc. ...............    3,586,708      153,295,900
Agilent Technologies,
  Inc. *...................    2,643,482       73,568,104
Air Products & Chemicals,
  Inc. ....................    1,611,639      125,030,954
Airgas, Inc. ..............      630,270       30,486,160
AK Steel Holding Corp. ....      841,405       16,600,921
Akamai Technologies,
  Inc. *...................    1,331,844       26,210,690
Alcoa, Inc. ...............    7,474,584       98,066,542
Allegheny Energy, Inc. ....    1,305,721       34,627,721
Allegheny Technologies,
  Inc. ....................      754,850       26,412,201
Allergan, Inc. ............    2,358,983      133,895,875
Allstate Corp. ............    4,114,959      126,000,045
Altera Corp. ..............    2,261,841       46,390,359
Altria Group, Inc. ........   15,889,906      282,999,226
Amazon.com, Inc. *.........    2,550,365      238,102,076
Ameren Corp. ..............    1,791,607       45,291,825
American Electric Power
  Co., Inc. ...............    3,657,714      113,352,557
American Express Co. ......    9,122,754      309,261,361
American International
  Group, Inc. *............    1,036,886       45,737,041
American Tower Corp. (Class
  A) *.....................    3,027,297      110,193,611
Ameriprise Financial,
  Inc. ....................    1,961,407       71,257,916
AmerisourceBergen Corp. ...    2,280,401       51,035,374
Amgen, Inc. *..............    7,791,717      469,295,115
Amphenol Corp. (Class A)...    1,320,314       49,749,432
Anadarko Petroleum Corp. ..    3,763,255      236,068,986
Analog Devices, Inc. ......    2,242,592       61,850,687
Aon Corp. .................    2,105,521       85,673,649
Apache Corp. ..............    2,575,605      236,517,807

Apartment Investment &
  Management Co. (Class
  A).......................      904,835       13,346,316
Apollo Group, Inc. (Class
  A) *.....................      978,109       72,057,290
Apple, Inc. *..............    6,872,013    1,273,865,050
Applied Materials, Inc. ...   10,231,411      137,100,907
Archer-Daniels-Midland
  Co. .....................    4,925,237      143,915,425
Assurant, Inc. ............      907,517       29,094,995
AT&T, Inc. ................   45,260,802    1,222,494,262
Autodesk, Inc. *...........    1,760,404       41,897,615
Automatic Data Processing,
  Inc. ....................    3,852,142      151,389,181
AutoNation, Inc. *.........      723,882       13,087,787
Autozone, Inc. *...........      247,299       36,160,060
AvalonBay Communities,
  Inc. ....................      615,931       44,796,662
Avery Dennison Corp. ......      868,782       31,284,840
Avon Products, Inc. .......    3,275,386      111,232,109
Baker Hughes, Inc. ........    2,377,030      101,404,100
Ball Corp. ................      724,444       35,642,645
Bank of America Corp. .....   66,369,515    1,122,972,194
Bank of New York Mellon
  Corp. ...................    9,206,465      266,895,420
Baxter International,
  Inc. ....................    4,623,640      263,593,716
BB&T Corp. ................    5,228,804      142,432,621
Becton, Dickinson & Co. ...    1,836,263      128,079,344
Bed Bath & Beyond, Inc. *..    1,998,759       75,033,413
Bemis Co., Inc. ...........      828,983       21,478,950
Best Buy Co., Inc. ........    2,619,052       98,266,831
Big Lots, Inc. *...........      636,801       15,932,761
Biogen Idec, Inc. *........    2,215,798      111,942,115
BJ Services Co. ...........    2,250,851       43,734,035
Black & Decker Corp. ......      463,029       21,433,612
BMC Software, Inc. *.......    1,411,413       52,970,330
Boeing Co. ................    5,572,641      301,758,510
Boston Properties, Inc. ...    1,065,819       69,864,435
Boston Scientific Corp. *..   11,564,461      122,467,642
Bristol-Myers Squibb Co. ..   15,196,271      342,220,023
Broadcom Corp. (Class
  A) *.....................    3,291,783      101,024,820
Brown-Forman Corp. (Class
  B).......................      842,785       40,639,093
Burlington Northern Santa
  Fe Corp. ................    2,008,704      160,354,840
C.H. Robinson Worldwide,
  Inc. ....................    1,291,668       74,593,827
C.R. Bard, Inc. ...........      748,791       58,862,461
CA, Inc. ..................    3,036,125       66,764,389
Cabot Oil & Gas Corp. .....      798,769       28,555,992
Cameron International
  Corp. *..................    1,672,678       63,260,682
Campbell Soup Co. .........    1,478,212       48,219,275
Capital One Financial
  Corp. ...................    3,479,510      124,322,892
Cardinal Health, Inc. .....    2,759,401       73,951,947
CareFusion Corp. *.........    1,386,494       30,225,569
Carnival Corp. ............    3,361,305      111,864,230
Caterpillar, Inc. .........    4,765,913      244,634,314

CB Richard Ellis Group,
  Inc. (Class A) *.........    1,824,364       21,418,033
CBS Corp. (Class B)........    5,199,198       62,650,336
Celgene Corp. *............    3,518,443      196,680,964
CenterPoint Energy, Inc. ..    2,963,986       36,842,346
CenturyTel, Inc. ..........    2,281,577       76,660,987
Cephalon, Inc. *...........      569,105       33,144,675
CF Industries Holdings,
  Inc. ....................      368,841       31,805,159
Charles Schwab Corp. ......    7,302,237      139,837,839
Chesapeake Energy Corp. ...    4,920,853      139,752,225
Chevron Corp. .............   15,384,909    1,083,559,141
Chubb Corp. ...............    2,684,283      135,314,706
Ciena Corp. *..............      703,109       11,446,615
CIGNA Corp. ...............    2,091,906       58,761,640
Cincinnati Financial
  Corp. ...................    1,253,009       32,565,704


See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

COMMON STOCKS                   SHARES         VALUE
---------------------------------------------------------
Cintas Corp. ..............    1,012,359  $    30,684,601
Cisco Systems, Inc. *......   44,247,210    1,041,579,323
Citigroup, Inc. ...........  100,016,908      484,081,835
Citrix Systems, Inc. *.....    1,393,847       54,680,618
Clorox Co. ................    1,070,647       62,975,457
CME Group, Inc. ...........      509,704      157,085,676
CMS Energy Corp. ..........    1,748,421       23,428,841
Coach, Inc. ...............    2,445,386       80,502,107
Coca-Cola Co. .............   17,772,011      954,356,991
Coca-Cola Enterprises,
  Inc. ....................    2,433,010       52,090,744
Cognizant Technology
  Solutions Corp. (Class
  A) *.....................    2,249,026       86,947,345
Colgate-Palmolive Co. .....    3,823,619      291,665,657
Comcast Corp. (Class A)....   22,015,355      371,839,346
Comerica, Inc. ............    1,164,746       34,558,014
Computer Sciences Corp. *..    1,166,473       61,484,792
Compuware Corp. *..........    1,822,148       13,356,345
ConAgra Foods, Inc. .......    3,391,451       73,526,658
ConocoPhillips.............   11,375,773      513,729,909
CONSOL Energy, Inc. .......    1,390,117       62,708,178
Consolidated Edison,
  Inc. ....................    2,113,101       86,510,355
Constellation Brands, Inc.
  (Class A) *..............    1,515,747       22,963,567
Constellation Energy Group,
  Inc. ....................    1,535,559       49,706,045
Convergys Corp. *..........      947,576        9,418,905
Corning, Inc. .............   11,925,749      182,583,217
Costco Wholesale Corp. ....    3,336,040      188,352,818
Coventry Health Care,
  Inc. *...................    1,144,404       22,842,304
CSX Corp. .................    3,007,358      125,888,006
Cummins, Inc. .............    1,548,042       69,367,762
CVS Caremark Corp. ........   11,071,777      395,705,310
D.R. Horton, Inc. .........    2,124,514       24,240,705
Danaher Corp. .............    1,986,851      133,754,809
Darden Restaurants, Inc. ..    1,057,209       36,082,543
DaVita, Inc. *.............      796,940       45,138,682
Dean Foods Co. *...........    1,364,538       24,275,131
Deere & Co. ...............    3,244,483      139,253,210
Dell, Inc. *...............   13,202,320      201,467,403

Denbury Resources, Inc. *..    1,918,133       29,021,352
DENTSPLY International,
  Inc. ....................    1,144,840       39,542,774
Devon Energy Corp. ........    3,404,517      229,226,130
DeVry, Inc. ...............      475,105       26,282,809
Diamond Offshore Drilling,
  Inc. ....................      533,025       50,914,548
DIRECTV Group, Inc. *......    3,449,922       95,148,849
Discover Financial
  Services.................    4,109,463       66,696,584
Dominion Resources, Inc. ..    4,543,757      156,759,616
Dover Corp. ...............    1,431,574       55,487,808
Dow Chemical Co. ..........    8,773,023      228,712,710
Dr. Pepper Snapple Group,
  Inc. *...................    1,956,669       56,254,234
DTE Energy Co. ............    1,262,902       44,378,376
Du Pont (E.I.) de Nemours &
  Co. .....................    6,931,716      222,785,352
Duke Energy Corp. .........    9,912,692      156,025,772
Dun & Bradstreet Corp. ....      404,794       30,489,084
Dynegy, Inc. (Class A) *...    3,915,261        9,983,916
E*TRADE Financial Corp. *..    7,114,627       12,450,597
Eastman Chemical Co. ......      560,023       29,983,631
Eastman Kodak Co. .........    2,071,844        9,903,414
Eaton Corp. ...............    1,270,425       71,893,351
eBay, Inc. *...............    8,611,298      203,312,746
Ecolab, Inc. ..............    1,815,457       83,928,577
Edison International.......    2,499,312       83,926,897
El Paso Corp. .............    5,379,175       55,513,086
Electronic Arts, Inc. *....    2,489,269       47,420,574
Eli Lilly & Co. ...........    7,756,666      256,202,678
EMC Corp. *................   15,501,388      264,143,652
Emerson Electric Co. ......    5,765,625      231,086,250
ENSCO International,
  Inc. ....................    1,092,762       46,486,095
Entergy Corp. .............    1,502,048      119,953,553
EOG Resources, Inc. .......    1,927,719      160,983,814
EQT Corp. .................    1,008,941       42,980,887
Equifax, Inc. .............      972,852       28,348,907
Equity Residential
  Properties Trust.........    2,107,625       64,704,087
Estee Lauder Cos., Inc.
  (Class A)................      894,773       33,178,183
Exelon Corp. ..............    5,056,037      250,880,556
Expedia, Inc. *............    1,621,145       38,826,423
Expeditors International of
  Washington, Inc. ........    1,627,337       57,200,896
Express Scripts, Inc. *....    2,104,981      163,304,426
Exxon Mobil Corp. .........   36,868,217    2,529,528,368
Family Dollar Stores,
  Inc. ....................    1,071,869       28,297,342
Fastenal Co. ..............      996,707       38,572,561
Federated Investors, Inc.
  (Class B)................      678,692       17,897,108
FedEx Corp. ...............    2,397,595      180,347,096

Fidelity National
  Information Services,
  Inc. ....................    1,474,023       37,602,327
Fifth Third Bancorp........    6,119,851       61,994,091
First Horizon National
  Corp. *..................    1,681,141       22,241,494
FirstEnergy Corp. .........    2,338,619      106,921,661
Fiserv, Inc. *.............    1,184,243       57,080,513
FLIR Systems, Inc. *.......    1,158,238       32,395,917
Flowserve Corp. ...........      429,192       42,292,580
Fluor Corp. ...............    1,379,901       70,167,966
FMC Corp. .................      559,715       31,483,969
FMC Technologies, Inc. *...      939,292       49,068,614
Ford Motor Co. *...........   24,711,484      178,169,800
Forest Laboratories,
  Inc. *...................    2,314,307       68,133,198
Fortune Brands, Inc. ......    1,152,532       49,535,825
FPL Group, Inc. ...........    3,156,494      174,333,164


See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

COMMON STOCKS                   SHARES         VALUE
---------------------------------------------------------
Franklin Resources, Inc. ..    1,148,576  $   115,546,746
Freeport-McMoRan Copper &
  Gold, Inc. ..............    3,158,974      216,737,206
Frontier Communications
  Corp. ...................    2,412,753       18,192,158
GameStop Corp. (Class
  A) *.....................    1,268,843       33,586,274
Gannett Co., Inc. .........    1,771,445       22,160,777
General Dynamics Corp. ....    2,954,225      190,842,935
General Electric Co. ......   81,521,900    1,338,589,598
General Mills, Inc. .......    2,496,348      160,714,884
Genuine Parts Co. .........    1,226,923       46,696,689
Genworth Financial, Inc.
  (Class A)................    3,690,569       44,102,300
Genzyme Corp. *............    2,073,591      117,634,817
Gilead Sciences, Inc. *....    6,936,992      323,125,087
Goldman Sachs Group,
  Inc. ....................    3,921,667      722,959,311
Goodrich Corp. ............      954,726       51,879,811
Goodyear Tire & Rubber
  Co. *....................    1,863,994       31,743,818
Google, Inc. (Class A) *...    1,845,628      915,154,644
H&R Block, Inc. ...........    2,572,387       47,280,473
H.J. Heinz Co. ............    2,422,521       96,295,210
Halliburton Co. ...........    6,908,294      187,352,933
Harley-Davidson, Inc. .....    1,806,814       41,556,722
Harman International
  Industries, Inc. ........      534,027       18,092,835
Harris Corp. ..............    1,005,437       37,804,431
Hartford Financial Services
  Group, Inc. .............    2,947,693       78,113,864
Hasbro, Inc. ..............      959,868       26,636,337
HCP, Inc. .................    2,248,360       64,617,866
Health Care REIT, Inc. ....      916,588       38,148,393
Hershey Co. ...............    1,277,420       49,640,541
Hess Corp. ................    2,232,937      119,372,812
Hewlett-Packard Co. .......   18,189,590      858,730,544
Home Depot, Inc. ..........   13,066,815      348,099,952
Honeywell International,
  Inc. ....................    5,769,224      214,326,672
Hormel Foods Corp. ........      537,715       19,099,637

Hospira, Inc. *............    1,236,965       55,168,639
Host Hotels & Resorts,
  Inc. ....................    4,633,646       54,538,013
Hudson City Bancorp,
  Inc. ....................    3,619,252       47,593,164
Humana, Inc. *.............    1,306,256       48,723,349
Huntington Bancshares,
  Inc. ....................    5,091,277       23,979,915
Illinois Tool Works,
  Inc. ....................    2,954,285      126,177,512
IMS Health, Inc. ..........    1,400,770       21,501,819
Integrys Energy Group,
  Inc. ....................      589,029       21,140,251
Intel Corp. ...............   42,943,780      840,409,775
IntercontinentalExchange,
  Inc. *...................      561,432       54,565,576
International Business
  Machines Corp. ..........   10,056,434    1,202,850,071
International Flavors &
  Fragrances, Inc. ........      606,414       23,001,283
International Game
  Technology...............    2,273,074       48,825,630
International Paper Co. ...    3,326,869       73,956,298
Interpublic Group of Cos.,
  Inc. *...................    3,683,788       27,702,086
Intuit, Inc. *.............    2,478,441       70,635,568
Intuitive Surgical,
  Inc. *...................      290,690       76,233,452
Invesco Ltd. ..............    3,166,710       72,074,320
Iron Mountain, Inc. *......    1,388,234       37,010,318
ITT Corp. .................    1,401,527       73,089,633
J.C. Penney Co., Inc. .....    1,815,166       61,261,852
J.M. Smucker Co. ..........      912,873       48,391,398
Jabil Circuit, Inc. .......    1,414,957       18,974,573
Jacobs Engineering Group,
  Inc. *...................      951,429       43,718,163
Janus Capital Group,
  Inc. ....................    1,382,482       19,603,595
JDS Uniphase Corp. *.......    1,664,791       11,836,664
Johnson & Johnson..........   21,140,871    1,287,267,635
Johnson Controls, Inc. ....    4,575,800      116,957,448
JPMorgan Chase & Co. ......   30,167,610    1,321,944,670
Juniper Networks, Inc. *...    4,028,750      108,856,825
KB HOME....................      572,770        9,513,710
Kellogg Co. ...............    1,967,573       96,863,619
KeyCorp....................    6,665,752       43,327,388
Kimberly-Clark Corp. ......    3,179,860      187,548,143
Kimco Realty Corp. ........    2,886,230       37,636,439
King Pharmaceuticals,
  Inc. *...................    1,910,600       20,577,162
KLA-Tencor Corp. ..........    1,309,203       46,948,020
Kohl's Corp. *.............    2,344,203      133,736,781
Kraft Foods, Inc. (Class
  A).......................   11,314,992      297,244,840
Kroger Co. ................    4,997,639      103,151,269
L-3 Communications
  Holdings, Inc. ..........      894,262       71,827,124
Laboratory Corp. of America
  Holdings *...............      833,069       54,732,633
Legg Mason, Inc. ..........    1,245,264       38,640,542
Leggett & Platt, Inc. .....    1,207,824       23,431,786
Lennar Corp. (Class A).....    1,187,672       16,924,326
Leucadia National Corp. *..    1,458,178       36,046,160

Lexmark International, Inc.
  (Class A) *..............      602,430       12,976,342
Life Technologies Corp. *..    1,345,267       62,622,179
Limited Brands, Inc. ......    2,048,276       34,800,209
Lincoln National Corp. ....    2,317,319       60,041,735
Linear Technology Corp. ...    1,713,203       47,335,799
Lockheed Martin Corp. .....    2,476,960      193,401,037
Loews Corp. ...............    2,781,888       95,279,664
Lorillard, Inc. ...........    1,266,932       94,133,048
Lowe's Cos., Inc. .........   11,334,726      237,349,162
LSI Logic Corp. *..........    5,001,173       27,456,440
M & T Bank Corp. ..........      630,934       39,319,807
Macy's, Inc. ..............    3,225,993       59,003,412


See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

COMMON STOCKS                   SHARES         VALUE
---------------------------------------------------------
Marathon Oil Corp. ........    5,429,348  $   173,196,201
Marriott International,
  Inc. (Class A)...........    1,929,117       53,224,338
Marsh & McLennan Cos.,
  Inc. ....................    4,023,551       99,502,416
Marshall & Ilsley Corp. ...    2,823,583       22,786,315
Masco Corp. ...............    2,769,045       35,776,061
Massey Energy Co. .........      657,825       18,346,739
MasterCard, Inc. (Class
  A).......................      735,548      148,691,028
Mattel, Inc. ..............    2,763,391       51,012,198
MBIA, Inc. *...............    1,212,786        9,411,219
McAfee, Inc. *.............    1,197,924       52,457,092
McCormick & Co., Inc. .....    1,004,413       34,089,777
McDonald's Corp. ..........    8,372,411      477,813,496
McGraw-Hill Cos., Inc. ....    2,420,749       60,857,630
McKesson Corp. ............    2,041,886      121,594,311
MeadWestvaco Corp. ........    1,318,792       29,422,250
Medco Health Solutions,
  Inc. *...................    3,634,352      201,016,009
Medtronic, Inc. ...........    8,490,709      312,458,091
MEMC Electronic Materials,
  Inc. *...................    1,722,545       28,645,923
Merck & Co., Inc. .........   16,177,970      511,709,191
Meredith Corp. ............      279,336        8,363,320
MetLife, Inc. .............    6,279,919      239,076,516
MetroPCS Communications,
  Inc. *...................    1,953,147       18,281,456
Microchip Technology,
  Inc. ....................    1,408,160       37,316,240
Micron Technology, Inc. *..    6,496,295       53,269,619
Microsoft Corp. ...........   59,469,062    1,539,654,015
Millipore Corp. *..........      427,376       30,057,354
Molex, Inc. ...............    1,042,725       21,772,098
Molson Coors Brewing Co.
  (Class B)................    1,202,799       58,552,255
Monsanto Co. ..............    4,187,866      324,140,828
Monster Worldwide, Inc. *..      971,073       16,974,356
Moody's Corp. .............    1,472,487       30,127,084
Morgan Stanley.............   10,399,103      321,124,301
Motorola, Inc. ............   17,608,419      151,256,319

Murphy Oil Corp. ..........    1,463,828       84,272,578
Mylan, Inc. *..............    2,351,278       37,643,961
Nabors Industries, Ltd. *..    2,181,482       45,592,974
Nasdaq OMX Group, Inc. *...    1,059,899       22,310,874
National Semiconductor
  Corp. ...................    1,794,677       25,610,041
National-Oilwell Varco,
  Inc. *...................    3,208,250      138,371,822
NetApp, Inc. *.............    2,549,711       68,026,289
New York Times Co. (Class
  A).......................      899,459        7,303,607
Newell Rubbermaid, Inc. ...    2,139,289       33,565,444
Newmont Mining Corp.
  (Holding Co.)............    3,758,837      165,464,005
News Corp. (Class A).......   17,248,302      206,807,141
Nicor, Inc. ...............      347,806       12,726,222
NIKE, Inc. (Class B).......    2,983,918      193,059,495
NiSource, Inc. ............    2,116,406       29,396,879
Noble Energy, Inc. ........    1,330,144       87,736,298
Nordstrom, Inc. ...........    1,263,583       38,589,825
Norfolk Southern Corp. ....    2,820,216      121,579,512
Northeast Utilities........    1,350,346       32,057,214
Northern Trust Corp. ......    1,855,525      107,917,334
Northrop Grumman Corp. ....    2,440,444      126,292,977
Novell, Inc. *.............    2,667,396       12,029,956
Novellus Systems, Inc. *...      752,932       15,796,513
Nucor Corp. ...............    2,413,970      113,480,730
NVIDIA Corp. *.............    4,209,956       63,275,639
NYSE Euronext..............    2,001,151       57,813,252
O'Reilly Automotive,
  Inc. *...................    1,045,596       37,787,839
Occidental Petroleum
  Corp. ...................    6,219,734      487,627,146
Office Depot, Inc. *.......    2,123,054       14,054,617
Omnicom Group, Inc. .......    2,384,041       88,066,475
Oracle Corp. ..............   29,959,317      624,352,166
Owens-Illinois, Inc. *.....    1,296,622       47,845,352
PACCAR, Inc. ..............    2,787,262      105,107,650
Pactiv Corp. *.............    1,015,916       26,464,612
Pall Corp. ................      909,028       29,343,424
Parker-Hannifin Corp. .....    1,231,437       63,837,694
Patterson Cos., Inc. *.....      704,481       19,197,107
Paychex, Inc. .............    2,464,630       71,597,501
Peabody Energy Corp. ......    2,057,983       76,598,127
People's United Financial,
  Inc. ....................    2,684,100       41,764,596
Pepco Holdings, Inc. ......    1,696,160       25,238,861
Pepsi Bottling Group,
  Inc. ....................    1,105,114       40,270,354
PepsiCo, Inc. .............   11,950,894      701,039,442
PerkinElmer, Inc. .........      899,798       17,312,114
Pfizer, Inc. ..............   51,774,927      856,875,042
PG&E Corp. ................    2,837,076      114,873,207
Philip Morris
  International, Inc. .....   14,840,445      723,323,289
Pinnacle West Capital
  Corp. ...................      779,169       25,572,327
Pioneer Natural Resources
  Co. .....................      878,502       31,880,838

Pitney Bowes, Inc. ........    1,590,787       39,531,057
Plum Creek Timber Co.,
  Inc. ....................    1,255,352       38,463,985
PNC Financial Services
  Group, Inc. .............    3,539,554      171,986,929
Polo Ralph Lauren Corp. ...      436,013       33,407,316
PPG Industries, Inc. ......    1,266,924       73,747,646
PPL Corp. .................    2,895,401       87,846,466
Praxair, Inc. .............    2,353,638      192,268,688
Precision Castparts
  Corp. ...................    1,075,530      109,564,241
Principal Financial Group,
  Inc. ....................    2,446,675       67,014,428
Procter & Gamble Co. ......   22,391,702    1,296,927,380
Progress Energy, Inc. .....    2,142,583       83,689,292
Progressive Corp. *........    5,205,841       86,312,844


See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

COMMON STOCKS                   SHARES         VALUE
---------------------------------------------------------
ProLogis...................    3,411,563  $    40,665,831
Prudential Financial,
  Inc. ....................    3,551,803      177,270,488
Public Service Enterprise
  Group, Inc. .............    3,881,403      122,031,310
Public Storage, Inc. ......    1,040,165       78,262,015
Pulte Homes, Inc. .........    2,428,005       26,683,775
QLogic Corp. *.............      906,035       15,583,802
QUALCOMM, Inc. ............   12,748,886      573,444,892
Quanta Services, Inc. *....    1,503,037       33,262,209
Quest Diagnostics, Inc. ...    1,196,760       62,458,904
Questar Corp. .............    1,341,513       50,387,228
Qwest Communications
  International, Inc. .....   11,402,521       43,443,605
R.R. Donnelley & Sons
  Co. .....................    1,581,319       33,618,842
RadioShack Corp. ..........      967,079       16,024,499
Range Resources Corp. .....    1,205,229       59,490,103
Raytheon Co. ..............    2,987,134      143,292,818
Red Hat, Inc. *............    1,442,182       39,861,910
Regions Financial Corp. ...    9,114,247       56,599,474
Republic Services, Inc. ...    2,478,511       65,854,037
Reynolds American, Inc. ...    1,300,857       57,914,154
Robert Half International,
  Inc. ....................    1,165,070       29,150,051
Rockwell Automation,
  Inc. ....................    1,092,749       46,551,107
Rockwell Collins, Inc. ....    1,209,262       61,430,510
Rowan Cos., Inc. ..........      870,772       20,088,710
Ryder System, Inc. ........      431,083       16,838,102
Safeway, Inc. .............    3,195,316       63,011,632
Salesforce.com, Inc. *.....      837,072       47,654,509
SanDisk Corp. *............    1,746,426       37,897,444
Sara Lee Corp. ............    5,336,746       59,451,350
SCANA Corp. ...............      846,011       29,525,784
Schering-Plough Corp. .....   12,534,427      354,097,563
Schlumberger, Ltd. ........    9,188,853      547,655,639

Scripps Networks
  Interactive (Class A)....      684,321       25,285,661
Sealed Air Corp. ..........    1,222,119       23,990,196
Sears Holdings Corp. *.....      382,824       25,002,235
Sempra Energy..............    1,881,200       93,702,572
Sherwin-Williams Co. ......      749,315       45,078,790
Sigma-Aldrich Corp. .......      934,464       50,442,367
Simon Property Group,
  Inc. ....................    2,191,512      152,156,678
SLM Corp. *................    3,602,822       31,416,608
Smith International,
  Inc. ....................    1,690,230       48,509,601
Snap-on, Inc. .............      443,935       15,431,181
Southern Co. ..............    6,106,672      193,398,302
Southwest Airlines Co. ....    5,709,516       54,811,354
Southwestern Energy Co. *..    2,646,293      112,943,785
Spectra Energy Corp. ......    4,955,106       93,849,708
Sprint Nextel Corp. *......   22,109,746       87,333,497
St. Jude Medical, Inc. *...    2,667,124      104,044,507
Staples, Inc. .............    5,509,621      127,933,400
Starbucks Corp. *..........    5,654,508      116,765,590
Starwood Hotels & Resorts
  Worldwide, Inc. .........    1,438,768       47,522,507
State Street Corp.(a)......    3,793,465      199,536,259
Stericycle, Inc. *.........      654,667       31,718,616
Stryker Corp. .............    2,164,552       98,335,597
Sun Microsystems, Inc. *...    5,752,357       52,288,925
Sunoco, Inc. ..............      900,855       25,629,325
SunTrust Banks, Inc. ......    3,826,520       86,288,026
SUPERVALU, Inc. ...........    1,630,748       24,559,065
Symantec Corp. *...........    6,248,434      102,911,708
Sysco Corp. ...............    4,534,322      112,677,902
T. Rowe Price Group,
  Inc. ....................    1,967,416       89,910,911
Target Corp. ..............    5,767,869      269,244,125
TECO Energy, Inc. .........    1,640,607       23,099,747
Tellabs, Inc. *............    3,047,380       21,087,870
Tenet Healthcare Corp. *...    3,222,975       18,951,093
Teradata Corp. *...........    1,317,855       36,267,370
Teradyne, Inc. *...........    1,339,778       12,392,946
Tesoro Corp. ..............    1,069,398       16,019,582
Texas Instruments, Inc. ...    9,677,026      229,248,746
Textron, Inc. .............    2,071,698       39,320,828
The Gap, Inc. .............    3,693,617       79,043,404
The Stanley Works..........      609,449       26,017,378
The Travelers Cos., Inc. ..    4,354,215      214,358,004
The Walt Disney Co. .......   14,257,663      391,515,426
Thermo Fisher Scientific,
  Inc. *...................    3,131,249      136,741,644
Tiffany & Co. .............      953,932       36,755,000
Time Warner Cable, Inc. ...    2,702,962      116,470,633
Time Warner, Inc. .........    9,095,439      261,766,734
Titanium Metals Corp. .....      658,761        6,317,518
TJX Cos., Inc. ............    3,251,417      120,790,142
Torchmark Corp. ...........      637,582       27,690,186
Total System Services,
  Inc. ....................    1,519,467       24,478,613
Tyson Foods, Inc. (Class
  A).......................    2,328,172       29,404,812

U.S. Bancorp...............   14,667,104      320,622,893
Union Pacific Corp. .......    3,868,514      225,727,792
United Parcel Service, Inc.
  (Class B)................    7,628,842      430,800,708
United States Steel
  Corp. ...................    1,099,448       48,782,508
United Technologies
  Corp. ...................    7,220,881      439,968,279
UnitedHealth Group, Inc. ..    8,917,860      223,303,214
Unum Group.................    2,542,538       54,512,015
V.F. Corp. ................      681,501       49,361,117
Valero Energy Corp. .......    4,284,255       83,071,704
Varian Medical Systems,
  Inc. *...................      966,377       40,713,463
Ventas, Inc. ..............    1,206,279       46,441,741


See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

COMMON STOCKS                   SHARES         VALUE
---------------------------------------------------------
VeriSign, Inc. *...........    1,485,875  $    35,200,379
Verizon Communications,
  Inc. ....................   21,791,355      659,624,316
Viacom, Inc. (Class B) *...    4,655,317      130,535,089
Vornado Realty Trust.......    1,197,596       77,137,158
Vulcan Materials Co. ......      958,870       51,846,101
W.W. Grainger, Inc. .......      479,797       42,874,660
Wal-Mart Stores, Inc. .....   16,569,897      813,416,244
Walgreen Co. ..............    7,612,966      285,257,836
Washington Post Co. (Class
  B).......................       46,732       21,874,315
Waste Management, Inc. ....    3,779,671      112,709,789
Waters Corp. *.............      732,780       40,933,091
Watson Pharmaceuticals,
  Inc. *...................      812,477       29,769,157
WellPoint, Inc. *..........    3,644,514      172,604,183
Wells Fargo & Co. .........   35,837,184    1,009,891,845
Western Digital Corp. *....    1,716,208       62,693,078
Western Union Co. .........    5,381,736      101,822,445
Weyerhaeuser Co. ..........    1,621,469       59,426,839
Whirlpool Corp. ...........      568,931       39,802,413
Whole Foods Market,
  Inc. *...................    1,082,424       33,003,108
Williams Cos., Inc. .......    4,465,740       79,802,774
Windstream Corp. ..........    3,366,046       34,098,046
Wisconsin Energy Corp. ....      901,164       40,705,578
Wyeth......................   10,241,809      497,547,081
Wyndham Worldwide Corp. ...    1,372,429       22,398,041
Wynn Resorts, Ltd. *.......      522,097       37,011,456
Xcel Energy, Inc. .........    3,496,006       67,263,155
Xerox Corp. ...............    6,658,471       51,536,566
Xilinx, Inc. ..............    2,123,181       49,724,899
XL Capital, Ltd. (Class
  A).......................    2,636,844       46,039,296
XTO Energy, Inc. ..........    4,450,757      183,905,279
Yahoo!, Inc. *.............    9,154,631      163,043,978
Yum! Brands, Inc. .........    3,555,171      120,022,573
Zimmer Holdings, Inc. *....    1,643,920       87,867,524
Zions Bancorp..............      959,214       17,237,076
                                          ---------------
Total Common Stocks (b)
  (Cost $61,931,262,714)...               $71,621,512,714
                                          ===============




 *   Non-income producing security
(a) Affiliated Issuer. See following table for more information.
(b) Unless otherwise indicated, the values of the securities of the Trust are determined based on Level 1 inputs. (Note 2)

TRANSACTIONS WITH AFFILIATES
SPDR Trust, Series 1 has invested in an affiliated company, State Street Corp. Amounts related to this investment at September 30, 2009, and for the period then ended are:

------------------------------------------------------------------------------------------------------------------------
                                                                                                                 NUMBER
                     NUMBER OF                                      PURCHASED                   SOLD           OF SHARES
                    SHARES HELD     COST AT      VALUE AT    -----------------------  -----------------------   HELD AT
                     AT 9/30/08     9/30/08       9/30/08        COST        SHARES     PROCEEDS      SHARES    9/30/09
                    -----------  ------------  ------------  ------------  ---------  ------------  ---------  ---------
State Street
 Corp............    3,947,539   $280,233,025  $224,536,018  $300,437,044  7,405,120  $282,006,835  7,559,194  3,793,465
---------
                      VALUE AT     DIVIDEND      REALIZED
                       9/30/09      INCOME         LOSS
                    ------------  ----------  -------------
State Street
 Corp............   $199,536,259  $2,239,900  $(166,785,981)




See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------


INDUSTRY BREAKDOWN AS OF SEPTEMBER, 30 2009*


INDUSTRY**                          MARKET VALUE
-------------------------------------------------
Oil, Gas & Consumable Fuels.....  $ 7,038,907,987
Pharmaceuticals.................    4,982,613,141
Computers & Peripherals.........    4,086,789,970
Diversified Financial Services..    3,286,947,321
Software........................    2,899,887,864
Capital Markets.................    2,195,652,199
Diversified Telecommunication
  Services......................    2,054,513,374
Commercial Banks................    2,053,265,888
Food & Staples Retailing........    2,019,135,184
Aerospace & Defense.............    1,977,674,547
Communications Equipment........    1,957,312,939
Beverages.......................    1,926,166,680
Insurance.......................    1,906,407,015
Media...........................    1,898,347,425
Semiconductors & Semiconductor
  Equipment.....................    1,848,246,201
Household Products..............    1,839,116,637
Industrial Conglomerates........    1,773,254,664
Electric Utilities..............    1,487,824,343
Chemicals.......................    1,447,817,324
Health Care Providers &
  Services......................    1,430,811,195
Health Care Equipment &
  Supplies......................    1,417,592,779
Specialty Retail................    1,376,045,971
Internet Software & Services....    1,342,922,437
Energy Equipment & Services.....    1,342,439,753
Biotechnology...................    1,251,822,773
Food Products...................    1,181,132,557
Tobacco.........................    1,158,369,717
Machinery.......................    1,081,150,114
Hotels, Restaurants & Leisure...    1,071,530,404
Multi-Utilities.................      934,949,842
Real Estate Investment Trusts
  (REITs).......................      820,779,619
IT Services.....................      791,265,012
Air Freight & Logistics.........      742,942,527
Metals & Mining.................      691,861,631
Road & Rail.....................      650,388,252
Multiline Retail................      631,068,333
Consumer Finance................      531,697,445
Commercial Services & Supplies..      382,412,100
Electronic Equipment,
  Instruments & Components......      379,043,341
Textiles, Apparel & Luxury
  Goods.........................      356,330,035
Household Durables..............      304,672,990
Life Sciences Tools & Services..      287,666,382
Electrical Equipment............      277,637,357
Internet & Catalog Retail.......      276,928,499
Automobiles.....................      219,726,522
Wireless Telecommunication
  Services......................      215,808,564
Paper & Forest Products.........      162,805,387
Containers & Packaging..........      155,421,755
Auto Components.................      148,701,266
Construction & Engineering......      147,148,338
Diversified Consumer Services...      145,620,572
Personal Products...............      144,410,292
Independent Power Producers &
  Energy Traders................      135,527,962
Gas Utilities...................      106,094,337
Professional Services...........      104,962,398
Thrifts & Mortgage Finance......       89,357,760
Leisure Equipment & Products....       87,551,949
Trading Companies &
  Distributors..................       81,447,221
Airlines........................       54,811,354
Construction Materials..........       51,846,101
Office Electronics..............       51,536,566
Distributors....................       46,696,689
Building Products...............       35,776,061
Health Care Technology..........       21,501,819
Real Estate Management &
  Development...................       21,418,033
-------------------------------------------------
TOTAL...........................  $71,621,512,714
-------------------------------------------------
-------------------------------------------------



 * The Trust's industry breakdown is expressed as market value by industry and may change over time.

**    Each security is valued based on Level 1 inputs.


See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------


ASSETS
     Investments in securities, at value (including affiliated
       investments at value of $199,536,259)........................   $71,621,512,714
     Cash...........................................................       296,175,589
     Receivable for SPDR's issued in-kind...........................           714,973
     Dividends receivable -- unaffiliated issuers...................        87,959,020
     Dividends receivable -- affiliated issuers.....................            37,128
                                                                       ---------------
Total Assets........................................................    72,006,399,424
                                                                       ---------------
LIABILITIES
     Income distribution payable....................................       335,935,330
     Accrued trustee expense........................................         1,955,104
     Accrued expenses and other liabilities.........................        12,643,137
                                                                       ---------------
Total Liabilities...................................................       350,533,571
                                                                       ---------------
NET ASSETS..........................................................   $71,655,865,853
                                                                       ===============
NET ASSETS CONSIST OF:
     Paid in Capital (Note 4).......................................   $71,472,228,762
     Distribution in excess of net investment income................      (336,373,142)
     Accumulated net realized loss on investments...................    (9,170,239,767)
     Net unrealized appreciation on investments.....................     9,690,250,000
                                                                       ---------------
NET ASSETS..........................................................   $71,655,865,853
                                                                       ===============
NET ASSET VALUE PER SPDR............................................   $        105.73
                                                                       ===============
UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("SPDRS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR
  VALUE.............................................................       677,710,721
                                                                       ---------------
COST OF INVESTMENTS (INCLUDING COST OF AFFILIATED INVESTMENTS OF
  $164,567,461).....................................................   $61,931,262,714
                                                                       ---------------





See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------


                                                   FOR THE            FOR THE           FOR THE
                                                 YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                SEPTEMBER 30,      SEPTEMBER 30,     SEPTEMBER 30,
                                                    2009               2008               2007
                                              ----------------   ----------------   ---------------
INVESTMENT INCOME
  Dividend income -- unaffiliated issuers..   $  1,899,322,298   $  1,628,431,147   $ 1,230,919,171
  Dividend income -- affiliated issuers....          2,239,900          2,890,454         1,534,780
                                              ----------------   ----------------   ---------------
  Total Investment Income..................      1,901,562,198      1,631,321,601     1,232,453,951
                                              ----------------   ----------------   ---------------
EXPENSES
     Trustee expense.......................         37,299,801         36,310,380        39,138,318
     S&P license fee.......................         21,492,906         23,977,390        22,480,686
     Marketing expense.....................         14,233,147         18,115,010        12,846,106
     Legal and audit services..............            277,642            155,059           131,502
     Other expenses........................          1,050,269          2,341,136           985,568
                                              ----------------   ----------------   ---------------
Total Expenses.............................         74,353,765         80,898,975        75,582,180
     Trustee expense waiver................         (7,102,147)        (6,923,474)       (4,970,832)
                                              ----------------   ----------------   ---------------
Net Expenses...............................         67,251,618         73,975,501        70,611,348
     Trustee earnings credits..............                 --                 --       (18,950,100)
                                              ----------------   ----------------   ---------------
Net Expenses after Trustee earnings
  credits..................................         67,251,618         73,975,501        51,661,248
                                              ----------------   ----------------   ---------------
NET INVESTMENT INCOME......................      1,834,310,580      1,557,346,100     1,180,792,703
                                              ----------------   ----------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on (Note 5):
     Investment
       transactions -- unaffiliated
       issuers.............................    (44,584,311,986)    (8,458,807,396)    8,384,712,286
     Investment transactions -- affiliated
       issuers.............................       (166,785,981)        19,363,771        12,487,253
  Net change in unrealized appreciation
     (depreciation) on:
     Investment
       transactions -- unaffiliated
       issuers.............................     29,208,992,488    (12,549,019,477)      451,101,267
     Investment transactions -- affiliated
       issuers.............................         90,665,805        (54,343,615)       (3,623,083)
                                              ----------------   ----------------   ---------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS..............................    (15,451,439,674)   (21,042,806,717)    8,844,677,723
                                              ----------------   ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................   $(13,617,129,094)  $(19,485,460,617)  $10,025,470,426
                                              ================   ================   ===============





See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                               FOR THE              FOR THE              FOR THE
                                              YEAR ENDED           YEAR ENDED           YEAR ENDED
                                            SEPTEMBER 30,        SEPTEMBER 30,        SEPTEMBER 30,
                                                 2009                 2008                 2007
                                          -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
     Net investment income.............   $   1,834,310,580    $   1,557,346,100    $   1,180,792,703
     Net realized gain (loss) on
       investment transactions.........     (44,751,097,967)      (8,439,443,625)       8,397,199,539
     Net change in unrealized
       appreciation (depreciation).....      29,299,658,293      (12,603,363,092)         447,478,184
                                          -----------------    -----------------    -----------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............     (13,617,129,094)     (19,485,460,617)      10,025,470,426
                                          -----------------    -----------------    -----------------
NET EQUALIZATION CREDITS AND CHARGES...          79,929,657          218,645,921          115,289,393
                                          -----------------    -----------------    -----------------
DISTRIBUTIONS TO UNITHOLDERS FROM NET
  INVESTMENT INCOME....................      (1,938,730,332)      (1,782,447,532)      (1,323,001,746)
                                          -----------------    -----------------    -----------------

FROM SPDR TRUST, SERIES 1 SHARES
  TRANSACTIONS:

     Net proceeds from sale of shares..     343,468,772,184      445,910,262,535      269,830,592,741
     Net proceeds from reinvestment of
       distributions...................          12,270,791           13,008,992           11,506,562
     Cost of shares repurchased........    (349,232,583,429)    (410,330,564,199)    (257,491,986,404)
     Net income equalization...........         (79,929,657)        (218,645,921)        (115,289,393)
                                          -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM ISSUANCE AND REDEMPTION OF
  SPDRS................................      (5,831,470,111)      35,374,061,407       12,234,823,506
                                          -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  DURING PERIOD........................     (21,307,399,880)      14,324,799,179       21,052,581,579
NET ASSETS AT BEGINNING OF PERIOD......      92,963,265,733       78,638,466,554       57,585,884,975
                                          -----------------    -----------------    -----------------
NET ASSETS END OF PERIOD*..............   $  71,655,865,853    $  92,963,265,733    $  78,638,466,554
                                          =================    =================    =================

SPDR TRUST, SERIES 1 SHARES:

     Shares sold.......................       3,788,050,000        3,304,850,000        1,838,900,000
     Shares issued from reinvesment of
       distributions...................             135,148               95,213               80,264
     Shares redeemed...................      (3,908,300,000)      (3,022,850,000)      (1,754,500,000)
                                          -----------------    -----------------    -----------------
NET INCREASE (DECREASE)................        (120,114,852)         282,095,213           84,480,264
                                          =================    =================    =================
* INCLUDES DISTRIBUTION IN EXCESS OF
  NET INVESTMENT INCOME................   $    (336,373,142)   $    (439,719,151)   $    (354,299,342)
                                          -----------------    -----------------    -----------------





See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE YEAR

--------------------------------------------------------------------------------


                                    FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                      2009           2008           2007           2006           2005
                                 -------------  -------------  -------------  -------------  -------------

NET ASSET VALUE, BEGINNING OF
  YEAR.........................   $    116.52    $    152.48    $    133.53    $    122.85    $    111.78
                                  -----------    -----------    -----------    -----------    -----------
Investment operations:
     Net investment income.....        2.32(1)        2.72(1)        2.66(1)        2.32(1)        2.40(2)
     Net realized and
       unrealized gain (loss)
       on investments..........        (10.90)        (36.28)         18.75          10.54          10.97
                                  -----------    -----------    -----------    -----------    -----------
Total from investment
  operations...................         (8.58)        (33.56)         21.41          12.86          13.37
                                  -----------    -----------    -----------    -----------    -----------
Net equalization credits and
  charges(1)...................          0.10           0.38           0.26           0.15           0.10
                                  -----------    -----------    -----------    -----------    -----------

Less distributions from:
     Net investment income.....         (2.31)         (2.78)         (2.72)         (2.33)         (2.40)
                                  -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF YEAR...   $    105.73    $    116.52    $    152.48    $    133.53    $    122.85
                                  ===========    ===========    ===========    ===========    ===========
TOTAL INVESTMENT RETURN(3).....         (6.90)%       (21.84)%        16.31%         10.64%         12.11%

RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
     Net investment income.....          2.58%          1.99%          1.86%          1.83%          2.02%
     Total expenses(4).........          0.09%          0.09%          0.08%          0.08%          0.10%
     Total expenses excluding
       Trustee earnings
       credit..................          0.10%          0.11%          0.11%          0.10%          0.10%
     Total expenses excluding
       Trustee earnings credit
       and fee waivers.........          0.10%          0.11%          0.12%          0.12%          0.13%
Portfolio turnover rate(5).....          6.68%          4.56%          2.95%          3.70%          6.01%
Net assets, end of year
  (000's)......................   $71,655,866    $92,963,266    $78,638,467    $57,585,885    $47,028,594



--------

(1) Per share numbers have been calculated using the average shares method.

(2) Net investment income per unit reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.40 per share.

(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(4) Net of expenses reimbursed by the Trustee.

(5) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.



See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION
SPDR Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P 500 Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation
Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended ("Trust Agreement"), PDR Services, LLC, as Sponsor of the Trust ("Sponsor"), and State Street Bank and Trust Company, as Trustee of the Trust ("Trustee"), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of material loss to be remote.

The Sponsor and Trustee have approved an amendment, dated as of November 23, 2009, to the Trust Agreement to change the name of the Trust to "SPDR S&P 500 ETF Trust" and to make related conforming changes, effective on or around January 26, 2010. The investment objective and policies of the Trust will remain the same.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION
The value of the Trust's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that State Street Bank and Trust Company, in its capacity as Trustee, believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Trustee has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, the Trust's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)



Effective October 1, 2008, the first day of the Trust's fiscal year 2009, the Trust adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides the Trust the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1-- quoted prices in active markets for identical investments

- Level 2-- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3-- significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust's net assets are computed and that may materially affect the value of the Trust's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust's net asset value and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust's performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Trust's investments by industry.

The following table summarizes the inputs used in valuing the Trust's investments, as of September 30, 2009:

    LEVEL 1-            LEVEL 2-              LEVEL 3-
     QUOTED        OTHER SIGNIFICANT        SIGNIFICANT
     PRICES        OBSERVABLE INPUTS    UNOBSERVABLE INPUTS         TOTAL
---------------    -----------------    -------------------    ---------------
$71,621,512,714           $--                   $--            $71,621,512,714


SUBSEQUENT EVENTS
Management has evaluated the possibility of subsequent events existing in the Trust's financial statements through November 24, 2009. Management has determined that there are no material events that would require disclosure in the Trust's financial statements through this date.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)



INVESTMENT RISK
The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a SPDR will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. Further, the Trust would not sell an equity security because the security's issuer was in financial trouble unless that security is removed from the S&P 500 Index.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Effective October 30, 2009, the Trust's Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional SPDRs are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

EQUALIZATION
The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's units, equivalent on a per unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per unit is unaffected by sales or reacquisitions of the Trust's units.

FEDERAL INCOME TAX
The Trust has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from those determined in accordance with U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per unit calculations in the financial highlights for all years presented exclude these differences.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)



The Trust has reviewed the tax positions for the open tax years as of September 30, 2009 and has determined that no provision for income tax is required in the Trust's Financial Statements. The Trust's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

During 2009, the Trust reclassified $43,549,328,499 of non-taxable security losses realized from the in-kind redemption of Creation Units (Note 4) as a decrease to paid in capital in the Statement of Assets and Liabilities. At September 30, 2009, the cost of investments for federal tax purposes was $61,972,554,261, accordingly, gross unrealized appreciation was $9,770,786,639 and gross unrealized depreciation was $121,828,186, resulting in net unrealized appreciation of $9,648,958,453.

At September 30, 2009, the Trust had capital loss carryforwards of $472,492,447, $1,530,834,020, $445,024,832, $380,379,645, $1,174,140,896, $1,056,971,322,
$917,820,735, and $2,555,216,739 which will expire on September 30, 2010,
September 30, 2011, September 30, 2012, September 30, 2013, September 30, 2014, September 30, 2015, September 30, 2016 and September 30, 2017, respectively. During the tax year ended September 30, 2009, the Trust had $403,831,303 of capital loss carryforwards expire. The Trust incurred losses of $596,067,584 during the period November 1, 2008 through September 30, 2009 that were deferred for tax purposes until fiscal 2010.

The tax character of distributions paid during the year ended September 30, 2009 was $1,938,730,332 of ordinary income. The tax character of distributions paid during the year ended September 30, 2008 was $1,782,447,532 of ordinary income. The tax character of distributions paid during the year ended September 30, 2007 was $1,323,001,746 of ordinary income.

As of September 30, 2009, the components of distributable earnings (excluding unrealized appreciation/(depreciation)) on the tax basis were undistributed ordinary income of $0 and undistributed long term capital gain of $0.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2009:

NET ASSET VALUE OF THE TRUST     FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
----------------------------     ---------------------------------------------------
                                 10/100 of 1% per annum plus or minus the Adjustment
$0 - $499,999,999                Amount
                                 8/100 of 1% per annum plus or minus the Adjustment
$500,000,000 - $2,499,999,999    Amount
                                 6/100 of 1% per annum plus or minus the Adjustment
$2,500,000,000 - and above       Amount


The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2009, the Adjustment Amount reduced the Trustee's fee by $5,999,639. The Adjustment Amount included an excess of net transaction fees from processing orders of $5,124,034 and a Trustee earnings credit of $875,605. Prior to 2008, the Trustee earnings credits were presented separately on the Statement of Operations.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR - (CONTINUED)



Effective November 1, 2006, the Trustee changed the method of computing the Adjustment Amount to the Trustee Fee such that all income earned with respect to cash held for the benefit of the Trust is credited against the Trustee's Fee. In addition, during the period from December 1, 2006 through December 31, 2006, the Trustee applied incremental cash balance credits of $5,918,238.

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2010, so that the total operating expenses would not exceed 9.45/100 of 1% (0.0945%) per annum of the daily net asset value. The total amount of such reimbursement by the Trustee for the year ended September 30, 2007, September 30, 2008 and September 30, 2009 was $4,970,832, $6,923,474
and $7,102,147 respectively. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the trustee may discontinue the voluntary waiver.

Standard and Poor's ("S&P"), a division of The McGraw Hill Companies, Inc. and State Street Global Markets, LLC ("SSGM") have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee on behalf of the Trust, NYSE Arca, Inc. ("NYSE Arca") and PDR Services LLC (the "Sponsor") have each received a sublicense from SSGM and S&P for the use of the S&P 500 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of SPDRs. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of SPDRs. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on SPDR closing price and outstanding shares) plus an annual fee of $600,000.

TRANSACTIONS WITH AFFILIATED ISSUERS
The Trust has invested in securities issued by an affiliate of the Trustee. Investments in State Street Corp., the holding company of State Street Bank & Trust Company, as Trustee, were made according to its representative portion of the S&P 500 Index. The market value of these investments at September 30, 2009 is listed in the Schedule of Investments.

NOTE 4 -- SHAREHOLDER TRANSACTIONS
With the exception of the Trust's Dividend Reinvestment Service in effect during this fiscal year (see Note 2), SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A Transaction Fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the SPDR Clearing Process per participating party per day, regardless of the number of Creation Units created or redeemed. In the case of redemptions outside the SPDR Clearing Process, the Transaction Fee plus an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit per Creation Unit redeemed, and such amount is deducted from the amount delivered to the redeemer. Transaction Fees are received by the Trustee and used to defray the expense of processing orders.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

NOTE 5 -- INVESTMENT TRANSACTIONS
For the year ended September 30, 2009, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $121,210,400,538, $127,029,236,025, $4,895,516,246, and $4,858,157,651,
respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes losses resulting from in-kind transactions of $43,549,328,499.

SPDR TRUST, SERIES 1
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE TRUSTEE AND UNITHOLDERS OF
SPDR TRUST, SERIES 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust, Series 1 (the "Trust") at September 30, 2009, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the custodian, and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 24, 2009

SPDR TRUST, SERIES 1
OTHER INFORMATION
SEPTEMBER 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends paid deduction for the fiscal year ended September 30, 2009 is 100.00%.

For the fiscal year ended September 30, 2009 certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2009 Form 1099-DIV.

                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                      BID/ASK PRICE(1) VS. NET ASSET VALUE
                            AS OF SEPTEMBER 30, 2009


                                             BID/ASK PRICE                     BID/ASK PRICE
                                               ABOVE NAV                         BELOW NAV
                                    ------------------------------    ------------------------------
                                    50 - 99    100 - 199      200     50 - 99    100 - 199      200
                                     BASIS       BASIS       BASIS     BASIS       BASIS       BASIS
                                     POINTS      POINTS     POINTS     POINTS      POINTS     POINTS
                                    -------    ---------    ------    -------    ---------    ------
2009............................       0           0           0         0           0           0
2008............................       3           4           1         5           1           0
2007............................       0           0           0         0           0           0
2006............................       0           0           0         0           0           0
2005............................       0           0           0         0           0           0



          COMPARISON OF TOTAL RETURNS BASED ON NAV AND BID/ASK PRICE(1)

The table below is provided to compare the Trust's total pre-tax returns at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future.


                                CUMULATIVE TOTAL RETURN
                                -----------------------
                                                        1 YEAR      5 YEAR      10 YEAR
                                                        ------      ------      -------
SPDR Trust, Series 1
  Return Based on NAV.............................      -6.90%       4.99%       -2.08%
  Return Based on Bid/Ask Price...................      -6.93%       4.96%       -2.45%
S&P 500 Index.....................................      -6.91%       5.18%       -1.52%




                              AVERAGE ANNUAL TOTAL RETURN
                              ---------------------------
                                                        1 YEAR      5 YEAR      10 YEAR
                                                        ------      ------      -------
SPDR Trust, Series 1
  Return Based on NAV.............................      -6.90%       0.98%       -0.21%
  Return Based on Bid/Ask Price...................      -6.93%       0.97%       -0.25%
S&P 500 Index.....................................      -6.91%       1.02%       -0.15%


--------

   (1) The Bid/Ask Price is the midpoint of the Consolidated Bid/Ask price at the time the Trust's NAV is calculated. From April 3, 2001 to November 28, 2008, the Bid/Ask Price was the Bid/Ask price on NYSE Amex (formerly the American Stock Exchange), ordinarily 4:00 p.m. Prior to April 3, 2001, the Bid/Ask Price was the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

SPDR TRUST, SERIES 1

--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o NYSE Euronext
11 Wall Street
New York, NY 10005

TRUSTEE
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022

                                                             SPD000204 Exp:12/10